Additional financial information to consolidated statement of financial position	12 Months Ended
Dec. 31, 2021
Additional financial information to consolidated statement of financial position
Additional financial information to the consolidated statement of financial position
31	Additional financial information to the consolidated statement of financial position

As at 31 December 2021, the net current liabilities of the Group amounted to approximately RMB93,927 million (2020: RMB87,910 million). On the same date, total assets less current liabilities were approximately RMB314,373 million (2020: RMB295,857 million).